RELATED PARTIES - Other related party transactions (Details) - RUB (₽) ₽ in Thousands		1 Months Ended	12 Months Ended
	Dec. 16, 2021	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021
Disclosure of transactions between related parties [line items]
Outstanding principal amount under the loan				₽ 728,000
Prepayment of outstanding loan			₽ 728,000	₽ 71,000	₽ 197,000
Financial Platform JSC
Disclosure of transactions between related parties [line items]
Percentage of interest acquired	9.00%
Nominal value of interest acquired	₽ 9
Percentage ownership interest which group has access to the returns associated, based on shareholder agreement and potential voting rights	100.00%
Key management personnel
Disclosure of transactions between related parties [line items]
Loan proceeds from related party					46,000
Loan repayments to related party					46,000
Financial Platform JSC
Disclosure of transactions between related parties [line items]
Percentage of interest acquired	9.00%
Technical support services provided			8,000
Financial Platform JSC | MLSN LLC
Disclosure of transactions between related parties [line items]
Credit line, maximum capacity						₽ 20,000
Interest rate						6.50%
Amount of loan issued		₽ 25,000
Outstanding principal amount under the loan		16,000
Prepayment of outstanding loan		₽ 16,000
Elbrus Capital.
Disclosure of transactions between related parties [line items]
Loan proceeds from related party			₽ 1,491,000		148,000
Shares issued for conversion of loan			3,665,041
Loan repayments to related party					₽ 148,000